UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3462

The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Bruce McKibben
c/o The Flex-funds Trust
6125 Memorial Drive
Dublin,  OH   43017

Registrant’s telephone number, including area code:  800-325-3539

Date of fiscal year end:  December 31, 2011

Date of reporting period:  September 30, 2011

Item 1.  Schedule of Investments.

Schedule of Investments
September 30, 2011 (unaudited)

The Muirfield Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 75.2%

Alger Capital Appreciation Fund #	300,026		5,595,476
Allianz NFJ Dividend Value Fund	1,226,079		12,555,048
BlackRock Equity Dividend Fund	590,695		9,716,938
Consumer Staples Select Sector SPDR Fund	134,050		3,975,923
Harbor Capital Appreciation Fund	302,029		10,416,976
Health Care Select Sector SPDR Fund	136,575		4,333,525
Ivy Mid Cap Growth Fund #	299,024		4,595,999
JPMorgan Mid Cap Value Fund	95,238		2,014,286
PowerShares QQQ Trust	108,780		5,709,862
Putnam Voyager Fund	70,692		1,314,877
RidgeWorth Mid Cap Value Equity Fund	243,753		2,298,587
RidgeWorth Small Cap Value Equity Fund	563,247		6,623,783
T. Rowe Price Value Fund	319,282		6,494,201
Wells Fargo Advantage Growth Fund #	328,556		10,336,369

Total Registered Investment Companies	(Cost $95,524,649)		85,981,850

Money Market Registered Investment Companies - 4.1%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*	4,720,834		4,720,834

Total Money Market Registered Investment Companies	(Cost $4,720,834)		4,720,834

Floating Rate Demand Notes - 20.6%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 10/1/2011**	23,546,826		23,546,826

Total Floating Rate Demand Notes	(Cost $23,546,826)		23,546,826

U.S. Government Obligations - 0.7%

U.S. Treasury Bill, 0.100%, due 3/8/2012***	800,000		799,843

Total U.S. Government Obligations	(Cost $799,651)		799,843

Total Investments - 100.6%	(Cost $124,591,960	)(b)	115,049,353

Liabilities less Other Assets - (0.6%)			(694,369)

Total Net Assets - 100.0%			114,354,984

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	2,187		14,740
The Flex-funds Defensive Balanced Fund	1,118		9,827
The Flex-funds Dynamic Growth Fund	697		4,858
The Flex-funds Muirfield Fund	3,795		18,292
The Flex-funds Quantex Fund	2,535		49,002
The Flex-funds Utilities & Infrastructure Fund	247		5,293

Total Trustee Deferred Compensation	(Cost $93,751)		102,012

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2011,	18	(136,035)
notional value $5,067,000

Total Futures Contracts		(136,035)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$114,249,510	$(136,035)
Level 2 - Other Significant Observable Inputs	799,843	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$115,049,353	$(136,035)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $312,180.  Cost for federal income tax purposes of $124,904,140 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$14,478
Unrealized depreciation	(9,869,265)
Net unrealized appreciation (depreciation)	$(9,854,787)

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Dynamic Growth Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 97.5%

Alger Capital Appreciation Fund #	273,639		5,103,374
Allianz NFJ Dividend Value Fund	1,172,856		12,010,041
BlackRock Equity Dividend Fund	550,162		9,050,172
Consumer Staples Select Sector SPDR Fund	129,875		3,852,093
Harbor Capital Appreciation Fund	284,162		9,800,741
Health Care Select Sector SPDR Fund	132,800		4,213,744
Ivy Mid Cap Growth Fund #	276,142		4,244,296
JPMorgan Mid Cap Value Fund	95,238		2,014,286
PowerShares QQQ Trust	102,100		5,359,229
Putnam Voyager Fund	42,556		791,548
RidgeWorth Mid Cap Value Equity Fund	216,021		2,037,079
RidgeWorth Small Cap Value Equity Fund	521,322		6,130,743
T. Rowe Price Value Fund	304,836		6,200,364
Wells Fargo Advantage Growth Fund #	309,710		9,743,490

Total Registered Investment Companies	(Cost $88,834,390)		80,551,200

Money Market Registered Investment Companies - 0.2%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*	127,557		127,557

Total Money Market Registered Investment Companies	(Cost $127,557)		127,557

Floating Rate Demand Notes - 2.4%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 10/1/2011**	2,005,268		2,005,268

Total Floating Rate Demand Notes	(Cost $2,005,268)		2,005,268

U.S. Government Obligations - 1.0%

U.S. Treasury Bill, 0.100%, due 3/8/2012***	800,000		799,843

Total U.S. Government Obligations	(Cost $799,651)		799,843

Total Investments - 101.1%	(Cost $91,766,866	)(b)	83,483,868

Liabilities less Other Assets - (1.1%)			(928,091)

Total Net Assets - 100.0%			82,555,777

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,577		10,629
The Flex-funds Defensive Balanced Fund	798		7,014
The Flex-funds Dynamic Growth Fund	504		3,513
The Flex-funds Muirfield Fund	1,864		8,984
The Flex-funds Quantex Fund	1,036		20,026
The Flex-funds Utilities & Infrastructure Fund	177		3,793

Total Trustee Deferred Compensation	(Cost $50,744)		53,959

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2011, notional value $1,970,500	7	(83,878)

Total Futures Contracts		(83,878)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$82,684,025	$(83,878)
Level 2 - Other Significant Observable Inputs	799,843	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$83,483,868	$(83,878)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $104,957.  Cost for federal income tax purposes of $91,871,823 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$185,035
Unrealized depreciation	(8,572,990)
Net unrealized appreciation (depreciation)	$(8,387,955)

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Dynamic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Aggressive Growth Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 97.5%

Allianz NFJ Dividend Value Fund	403,793		4,134,842
BlackRock Equity Dividend Fund	150,092		2,469,017
Consumer Staples Select Sector SPDR Fund	34,225		1,015,114
Harbor Capital Appreciation Fund	123,968		4,275,658
Health Care Select Sector SPDR Fund	42,700		1,354,871
iShares Russell 2000 Index Fund	19,225		1,236,168
Ivy Mid Cap Growth Fund #	100,327		1,542,026
JPMorgan Mid Cap Value Fund	35,714		755,357
Lord Abbett Developing Growth Fund, Inc. #	73,935		1,482,387
RidgeWorth Mid Cap Value Equity Fund	67,424		635,806
RidgeWorth Small Cap Value Equity Fund	134,761		1,584,791
RS Technology Fund	100,611		1,656,064
T. Rowe Price Value Fund	126,695		2,576,983
Wells Fargo Advantage Growth Fund #	136,548		4,295,807

Total Registered Investment Companies	(Cost $32,648,905)		29,014,891

Money Market Registered Investment Companies - 1.7%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*	514,280		514,280

Total Money Market Registered Investment Companies	(Cost $514,280)		514,280

U.S. Government Obligations - 1.0%

U.S. Treasury Bill, 0.100%, due 3/8/2012**	300,000		299,941

Total U.S. Government Obligations	(Cost $299,869)		299,941

Total Investments - 100.2%	(Cost $33,463,054	)(b)	29,829,112

Liabilities less Other Assets - (0.2%)			(69,620)

Total Net Assets - 100.0%			29,759,492

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	880		5,931
The Flex-funds Defensive Balanced Fund	457		4,017
The Flex-funds Dynamic Growth Fund	278		1,938
The Flex-funds Muirfield Fund	1,170		5,639
The Flex-funds Quantex Fund	686		13,260
The Flex-funds Utilities & Infrastructure Fund	99		2,122

Total Trustee Deferred Compensation	(Cost $31,769)		32,907

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2011, notional value $844,500	3	(35,948)

Total Futures Contracts		(35,948)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$29,529,171	$(35,948)
Level 2 - Other Significant Observable Inputs	299,941	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$29,829,112	$(35,948)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and income tax purposes. Net unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$32,446
Unrealized depreciation	(3,666,388)
Net unrealized appreciation (depreciation)	$(3,633,942)

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

**	Pledged as collateral on futures contracts.

***	Assets of affiliates to The Aggressive Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Defensive Balanced Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 83.7%

Alger Capital Appreciation Fund #	149,399		2,786,294
AllianceBernstein High Income Fund	308,159		2,566,961
Allianz NFJ Dividend Value Fund	643,246		6,586,841
BlackRock Equity Dividend Fund	328,468		5,403,300
Consumer Staples Select Sector SPDR Fund	77,325		2,293,460
DoubleLine Total Return Bond Fund	342,059		3,858,421
Federated Bond Fund	422,229		3,850,727
Harbor Capital Appreciation Fund	172,069		5,934,664
Health Care Select Sector SPDR Fund	89,125		2,827,936
Ivy Mid Cap Growth Fund #	157,574		2,421,907
JPMorgan Mid Cap Value Fund	47,619		1,007,143
PIMCO GNMA Fund	428,758		5,149,387
PowerShares QQQ Trust	59,425		3,119,218
Prudential Total Return Bond Fund	362,349		5,152,602
Putnam Income Fund	746,338		5,142,271
Putnam Voyager Fund	27,613		513,603
RidgeWorth Mid Cap Value Equity Fund	131,050		1,235,804
RidgeWorth Small Cap Value Equity Fund	296,995		3,492,657
T. Rowe Price Value Fund	171,458		3,487,459
Wells Fargo Advantage Growth Fund #	171,356		5,390,863

Total Registered Investment Companies	(Cost $77,665,690)		72,221,518

Money Market Registered Investment Companies - 3.6%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*	3,076,640		3,076,640

Total Money Market Registered Investment Companies	(Cost $3,076,640)		3,076,640

Floating Rate Demand Notes - 13.1%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 10/1/2011**	11,266,144		11,266,144

Total Floating Rate Demand Notes	(Cost $11,266,144)		11,266,144

U.S. Government Obligations - 0.3%

U.S. Treasury Bill, 0.100%, due 3/8/2012***	300,000		299,941

Total U.S. Government Obligations	(Cost $299,869)		299,941

Total Investments - 100.7%	(Cost $92,308,343	)(b)	86,864,243

Liabilities less Other Assets - (0.7%)			(578,023)

Total Net Assets - 100.0%			86,286,220

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,382	9,315
The Flex-funds Defensive Balanced Fund	724	6,364
The Flex-funds Dynamic Growth Fund	435	3,032
The Flex-funds Muirfield Fund	1,204	5,803
The Flex-funds Quantex Fund	522	10,090
The Flex-funds Utilities & Infrastructure Fund	155	3,322

Total Trustee Deferred Compensation	(Cost $38,864)	37,926

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors 500 expiring December 2011, notional value $1,689,000	6	(45,345)

Total Futures Contracts		(45,345)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$86,564,302	$(45,345)
Level 2 - Other Significant Observable Inputs	299,941	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$86,864,243	$(45,345)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $15,532.  Cost for federal income tax purposes of $92,323,875 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$10,637
Unrealized depreciation	(5,470,269)
Net unrealized appreciation (depreciation)	$(5,459,632)

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Defensive Balanced Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Strategic Growth Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 93.5%

Allianz NFJ Dividend Value Fund	856,029		8,765,738
Harbor Capital Appreciation Fund	131,349		4,530,210
Invesco Energy Fund	90,417		2,936,753
Ivy Mid Cap Growth Fund #	390,475		6,001,601
JPMorgan Mid Cap Value Fund	119,048		2,517,857
Lord Abbett Developing Growth Fund, Inc. #	197,709		3,964,062
Nuveen Real Estate Securities Fund	510,502		8,576,430
Oppenheimer International Growth Fund	250,008		6,165,195
RidgeWorth Mid Cap Value Equity Fund	355,104		3,348,635
RidgeWorth Small Cap Value Equity Fund	393,651		4,629,331
Van Eck Global Hard Assets Fund	119,906		4,817,824
Wells Fargo Advantage Emerging Markets Fund	301,495		5,996,731
Wells Fargo Advantage Growth Fund #	150,136		4,723,279

Total Registered Investment Companies	(Cost $76,855,688)		66,973,646

Money Market Registered Investment Companies - 4.2%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*	3,019,770		3,019,770

Total Money Market Registered Investment Companies	(Cost $3,019,770)		3,019,770

Floating Rate Demand Notes - 2.2%

Caterpillar Financial Power Investment Floating Rate Demand Note,
0.65%, 10/1/2011**	1,604,289		1,604,289

Total Floating Rate Demand Notes	(Cost $1,604,289)		1,604,289

U.S. Government Obligations - 0.4%

U.S. Treasury Bill, 0.100%, due 3/8/2012***	300,000		299,941

Total U.S. Government Obligations	(Cost $299,869)		299,941

Total Investments - 100.3%	(Cost $81,779,616	)(b)	71,897,646

Liabilities less Other Assets - (0.3%)			(220,306)

Total Net Assets - 100.0%			71,677,340

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	1,176	7,926
The Flex-funds Defensive Balanced Fund	620	5,450
The Flex-funds Dynamic Growth Fund	371	2,586
The Flex-funds Muirfield Fund	1,026	4,945
The Flex-funds Quantex Fund	436	8,428
The Flex-funds Utilities & Infrastructure Fund	132	2,829

Total Trustee Deferred Compensation	(Cost $33,579)	32,164

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 expiring December 2011, notional value $4,673,400	12	(290,690)

Total Futures Contracts		(290,690)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$71,597,705	$(290,690)
Level 2 - Other Significant Observable Inputs	299,941	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$71,897,646	$(290,690)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $87,322.  Cost for federal income tax purposes of $81,866,938 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$48,138
Unrealized depreciation	(10,017,430)
Net unrealized appreciation (depreciation)	$(9,969,292)

#	Represents non-income producing securities.

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2011.

***	Pledged as collateral on futures contracts.

****	Assets of affiliates to The Strategic Growth Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Quantex Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(a)

Common Stocks - 98.1%

Business Services - 9.7%
Apollo Group, Inc. #	4,680	185,375
Cintas Corporation	6,620	186,287
DeVry, Inc.	3,850	142,296
H&R Block, Inc.	15,550	206,970
Interpublic Group of Companies, Inc./The	17,445	125,604
Monster Worldwide, Inc. #	7,840	56,291
Robert Half International, Inc.	6,040	128,169
R.R. Donnelly & Sons Company	10,600	149,672
Ryder System, Inc.	3,520	132,035
Total System Services, Inc.	12,020	203,499

	(Cost $1,834,221)	1,516,198

Consumer Goods - 12.4%
Avery Dennison Corp.	4,360	109,349
Bemis Company, Inc.	5,660	165,895
Constellation Brands, Inc. #	8,360	150,480
Dean Foods Company #	20,940	185,738
Harman International Industries, Inc.	4,000	114,320
Hormel Food Corp.	7,220	195,084
International Flavors & Fragrances, Inc.	3,325	186,931
Masco Corp.	14,620	104,094
MeadWestvaco Corp.	7,080	173,885
Owens-Illinois, Inc. #	6,030	91,174
Pitney Bowes, Inc.	7,650	143,820
Sealed Air Corp.	7,275	121,492
Tyson Foods, Inc.	10,750	186,620

	(Cost $2,345,118)	1,928,882

Consumer Services - 13.3%
Abercrombie and Fitch Co.	3,210	197,608
Airgas, Inc.	2,960	188,907
AutoNation, Inc. #	6,565	215,201
Big Lots, Inc. #	6,065	211,244
D.R. Horton, Inc.	15,520	140,301
Expedia, Inc.	7,380	190,035
GameStop Corp. #	8,090	186,879
Lennar Corp.	9,860	133,504
PulteGroup, Inc. #	24,613	97,221
RadioShack Corp.	10,015	116,374
Sears Holding Corp. #	2,510	144,375
SUPERVALU, Inc.	19,210	127,939
Urban Outfitters, Inc.	5,180	115,566

	(Cost $2,342,176)	2,065,154

Energy - 7.1%
Cabot Oil & Gas Corp.	4,890	302,740
Diamond Offshore Drilling, Inc.	2,760	151,082
Helmerich & Payne, Inc.	3,820	155,092
Rowan Companies, Inc. #	5,300	160,007
Sunoco, Inc.	4,590	142,336
Tesoro Corp. #	9,980	194,311

	(Cost $1,174,335)	1,105,568

Financial Services - 11.8%
Apartment Investment & Management Company @	7,165	158,490
Assurant, Inc.	4,800	171,840
Bank of Montreal	3,365	187,935
Cincinnati Financial Corporation	5,830	153,504
E*TRADE Financial Corp. #	11,562	105,330
Equifax, Inc.	5,200	159,848
Federated Investors, Inc.	7,080	124,112
First Horizon National Corp.	15,712	93,644
Janus Capital Group, Inc.	14,270	85,620
NASDAQ OMX Group, Inc./The #	7,800	180,492
People's United Financial, Inc.	13,220	150,708
Torchmark Corp.	4,640	161,750
Wells Fargo & Co. Preferred #	1,700	0
Zions Bancorporation	7,650	107,712

	(Cost $2,251,456)	1,840,985

Hardware - 9.7%
Advanced Micro Devices, Inc. #	22,630	114,960
Jabil Circuit, Inc.	9,200	163,668
JDS Uniphase Corp. #	12,792	127,536
Lexmark International, Inc. #	5,310	143,529
LSI Corp. #	30,900	160,062
MEMC Electronic Materials, Inc. #	16,430	86,093
Molex, Inc.	8,145	165,914
Novellus Systems, Inc. #	5,730	156,200
QLogic Corp. #	10,875	137,895
Tellabs, Inc.	27,305	117,139
Teradyne, Inc. #	13,180	145,112

	(Cost $1,925,724)	1,518,108

Healthcare - 6.6%
Cephalon, Inc. #	3,000	242,100
Coventry Health Care, Inc. #	7,000	201,670
DENTSPLY International, Inc.	5,410	166,033
Patterson Companies, Inc.	6,035	172,782
PerkinElmer, Inc.	7,170	137,736
Tenet Healthcare Corp. #	27,665	113,703

	(Cost $1,091,426)	1,034,024

Industrial Materials - 6.4%
AK Steel Holding Corp.	11,310	73,967
FLIR Systems, Inc.	6,220	155,811
Goodyear Tire & Rubber Company/The #	15,610	157,505
Leggett & Platt, Inc.	8,135	160,992
SAIC, Inc. #	11,680	137,941
Snap-on, Inc.	3,270	145,188
Titanium Metals Corp.	10,770	161,335

	(Cost $1,284,807)	992,739

Media - 3.3%
Gannett Company, Inc.		12,260	116,838
Meredith Corp.		5,345	121,011
Scripps Networks Interactive		3,570	132,697
Washington Post Company/The		415	135,692

		(Cost $688,786)	506,238

Software - 3.2%
Compuware Corp. #		15,860	121,488
Dun & Bradstreet Corp./The		2,250	137,835
Iron Mountain, Inc.		7,410	234,304

		(Cost $537,681)	493,627

Utilities - 14.6%
CMS Energy Corp.		9,935	196,614
FirstEnergy Corp.		5,085	228,367
Integrys Energy Group, Inc.		3,820	185,728
MetroPCS Communications, Inc. #		14,660	127,615
Nicor, Inc.		3,705	203,812
NiSource, Inc.		10,500	224,490
NRG Energy, Inc. #		9,470	200,859
Pepco Holdings, Inc.		10,140	191,849
Pinnacle West Capital Corp.		4,460	191,512
Quanta Services, Inc. #		9,280	174,371
SCANA Corp.		4,550	184,048
TECO Energy, Inc.		10,390	177,981

		(Cost $2,173,792)	2,287,246

Total Common Stocks		(Cost $17,649,522)	15,288,769

Money Market Registered Investment Companies - 0.6%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*		89,372	89,372

Total Money Market Registered Investment Companies		(Cost $89,372)	89,372

U.S. Government Obligations - 1.3%

U.S. Treasury Bill, 0.126%, due 3/8/2012**		200,000	199,961

Total U.S. Government Obligations		(Cost $199,913)	199,961

Total Investments - 100.0%	(Cost $17,938,807	)(b)	15,578,102

Liabilities less Other Assets - (0.0%)			(379)

Total Net Assets - 100.0%			15,577,723

Trustee Deferred Compensation***

The Flex-funds Aggressive Growth Fund	668	4,502
The Flex-funds Defensive Balanced Fund	348	3,059
The Flex-funds Dynamic Growth Fund	211	1,471
The Flex-funds Muirfield Fund	1,485	7,158
The Flex-funds Quantex Fund	1,057	20,432
The Flex-funds Utilities & Infrastructure Fund	76	1,629

Total Trustee Deferred Compensation	(Cost $34,804)	38,251

Futures Contracts

	Long Contracts	Unrealized Appreciation (Depreciation)($)

Standard & Poors Mid Cap 400 expiring December 2011, notional value $389,450	1	(28,058)

Total Futures Contracts		(28,058)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments****
Level 1 - Quoted Prices	$15,378,141	$(28,058)
Level 2 - Other Significant Observable Inputs	199,961	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$15,578,102	$(28,058)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $214,388.  Cost for federal income tax purposes of $18,153,195 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$574,379
Unrealized depreciation	(3,149,472)
Net unrealized appreciation (depreciation)	$(2,575,093)

#	Represents non-income producing securities.
@	Real estate investment trust.
*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.
**	Pledged as collateral on Futures Contracts.
***	Assets of affiliates to The Flex-funds Quantex Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.
****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Utilities & Infrastructure Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Common Stocks - 100.6%

Electric Utility 9.9%
General Electric Co.	14,698		223,703
ITC Holdings Corp.	9,389		726,990
MDU Resources Group, Inc.	60,236		1,155,929
Northeast Utilities	19,661		661,593

	(Cost $2,791,849)		2,768,215

Natural Gas Distribution 14.5%
Energy Transfer Equity, L.P.	17,315		602,216
MarkWest Energy Partners, L.P.	19,983		918,219
National Grid PLC - ADR	22,827		1,132,219
ONEOK, Inc.	7,484		494,243
Williams Companies, Inc./The	37,830		920,782

	(Cost $4,105,368)		4,067,679

Oil Exploration & Production 7.8%
CARBO Ceramics, Inc.	4,748		486,812
Ensco PLC - ADR	12,822		518,393
EQT Corp.	17,651		941,857
Ultra Petroleum Corp. #	8,218		227,803

	(Cost $2,508,784)		2,174,865

Pipelines 22.6%
El Paso Corp.	59,046		1,032,124
Enterprise Products Partners, L.P.	25,820		1,036,673
Kinder Morgan Energy Partners, L.P.	12,597		861,383
National Fuel Gas Co.	25,306		1,231,896
Questar Corp.	78,705		1,393,866
Spectra Energy Corp.	31,453		771,542

	(Cost $6,062,222)		6,327,484

Telephone & Telecommunications 25.0%
American Tower Corp. #	9,920		533,696
AT&T, Inc.	40,176		1,145,820
BCE, Inc.	8,316		311,517
NII Holdings, Inc. #	28,610		771,039
QUALCOMM, Inc.	21,426		1,041,946
Telephone and Data Systems, Inc.	28,485		605,306
Turkcell Iletisim Hizmetleri - ADR	31,713		357,723
Verizon Communications, Inc.	17,836		656,365
VimpelCom Ltd. - ADR	65,792		626,998
Vodafone Group PLC - ADR	36,411		934,306

	(Cost $7,879,477)		6,984,716

Utility Services - 13.9%
ABB Limited - ADR	35,306		603,027
EnerSys #	16,695		334,234
Fluor Corp.	8,469		394,232
NiSource, Inc.	118,922		2,542,552

	(Cost $4,086,555)		3,874,045

Water Utility - 6.9%
American Water Works Co., Inc.	50,827		1,533,959
Veolia Environnement - ADR	27,270		397,051

	(Cost $2,024,353)		1,931,010

Total Common Stocks	(Cost $29,458,608)		28,128,014

Total Investments - 100.6%	(Cost $29,458,608	)(b)	28,128,014

Liabilities less Other Assets - (0.6%)			(170,949)

Total Net Assets - 100.0%			27,957,065

Trustee Deferred Compensation*

The Flex-funds Aggressive Growth Fund	783	5,277
The Flex-funds Defensive Balanced Fund	409	3,595
The Flex-funds Dynamic Growth Fund	247	1,722
The Flex-funds Muirfield Fund	1,350	6,507
The Flex-funds Quantex Fund	892	17,242
The Flex-funds Utilities & Infrastructure Fund	88	1,886

Total Trustee Deferred Compensation	(Cost $33,632)	36,229

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments**
Level 1 - Quoted Prices	$28,128,014	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$28,128,014	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $56,746.  Cost for federal income tax purposes of $29,515,354 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$2,104,205
Unrealized depreciation	(3,491,545)
Net unrealized appreciation (depreciation)	$(1,387,340)

ADR	American Depositary Receipt

#	Represents non-income producing securities.

*	Assets of affiliates to The Utilities & Infrastructure Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.

**
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The U.S. Government Bond Fund

Security Description	Principal Amount ($) or Shares		Fair Value ($)(a)

U.S. Government Obligations - 85.6%

Fannie Mae, 1.75%, due 8/25/2020	840,869		855,825
Fannie Mae, 2.50%, due 9/25/2040	946,961		988,667
Federal Farm Credit Bank, 3.15%, due 01/12/2018	1,000,000		1,083,808
Federal Home Loan Bank, 4.125%, due 12/13/2019	1,000,000		1,143,143
Federal Home Loan Bank, 4.125%, due 03/13/2020	1,000,000		1,131,127
Federal Home Loan Bank, 3.00%, due 03/18/2020	2,000,000		2,091,578
Federal Home Loan Bank, 2.875%, due 09/11/2020	1,000,000		1,028,324
Federal Home Loan Bank, 3.625%, due 03/12/2021	2,000,000		2,165,516
Federal Home Loan Bank, 3.50%, due 07/29/2021	1,000,000		1,081,952
Government National Mortgage Association, 6.50%, due 07/20/2038	29,926		37,786
Government National Mortgage Association, 3.00%, due 09/16/2039	947,068		995,124
Government National Mortgage Association, 3.146%, due 05/16/2040	1,000,000		1,053,168
Government National Mortgage Association, 3.62406%, due 02/16/2043	1,000,000		1,064,004
U.S. Treasury Bill, 0.13%, due 3/8/2012*	100,000		99,980
U.S. Treasury Note, 3.125%, due 05/15/2021	1,000,000		1,109,920

Total U.S. Government Obligations	(Cost $15,472,343)		15,929,922

Corporate Bonds - 8.5%

Aspen Insurance Holding, Ltd., 6.00%, due 12/15/2020	500,000		511,360
General Electric Capital Corp., 4.375%, due 09/16/2020	500,000		508,775
Partnerre Finance, LLC, 6.875%, due 06/01/2018	500,000		556,125

Total Corporate Bonds	(Cost $1,530,356)		1,576,260

Money Market Registered Investment Companies - 5.7%

The Flex-funds Money Market Fund - Institutional Class, 0.17%**	1,051,112		1,051,112

Total Money Market Registered Investment Companies	(Cost $1,051,112)		1,051,112

Floating Rate Demand Notes - 0.0%

Caterpillar Financial Power Investment Floating Rate Demand Note, 0.65%, 10/1/2011***	197		197

Total Floating Rate Demand Notes	(Cost $197)		197

Total Investments - 99.8%	(Cost $18,054,008	)(b)	18,557,491

Other Assets less Liabilities - 0.2%			38,270

Total Net Assets - 100.0%			18,595,761

Trustee Deferred Compensation****

The Flex-funds Aggressive Growth Fund	631		4,253
The Flex-funds Defensive Balanced Fund	327		2,874
The Flex-funds Dynamic Growth Fund	199		1,387
The Flex-funds Muirfield Fund	1,044		5,032
The Flex-funds Quantex Fund	690		13,338
The Flex-funds Utilities & Infrastructure Fund	71		1,522

Total Trustee Deferred Compensation	(Cost $26,368)		28,406

Futures Contracts

	Short Contracts	Unrealized Appreciation (Depreciation)($)

U.S. Treasury 2-Year Note Futures expiring December 2011, notional value $2,202,032	10	2,738
U.S. Treasury 5-Year Note Futures expiring December 2011, notional value $612,422	5	(233)
U.S. Treasury 10-Year Note Futures expiring December 2011, notional value $650,469	5	(1,366)
U.S. Treasury 30-Year Note Futures expiring December 2011, notional value $713,125	5	(5,350)

Total Futures Contracts		(4,211)

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments*****
Level 1 - Quoted Prices	$1,051,309	$(4,211)
Level 2 - Other Significant Observable Inputs	17,506,182	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$18,557,491	$(4,211)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)
Represents cost for financial reporting purposes and differs for federal income tax purposes by the amount of losses deferred for federal income tax reporting in the amount of $78,987.  Cost for federal income tax purposes of $18,132,995 differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$528,339
Unrealized depreciation	(103,843)
Net unrealized appreciation (depreciation)	$424,496

*	Pledged as collateral on Futures.

**	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

***	Floating rate security. The rate shown represents the rate in effect at September 30, 2011.

****	Assets of affiliates to The U.S. Government Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

*****
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Total Return Bond Fund

Security Description	Shares or Principal Amount ($)		Fair Value ($)(a)

Registered Investment Companies - 99.5%

AllianceBernstein High Income Fund	92,380		769,529
Columbia Emerging Markets Bond Fund	73,892		798,767
Delaware Diversified Income Fund	443,921		4,119,588
DoubleLine Total Return Bond Fund	523,113		5,900,713
Federated Bond Fund	451,542		4,118,063
Fidelity Capital & Income Fund	240,009		2,030,478
iShares iBoxx $High Yield Corporate Bond Fund	34,550		2,861,777
John Hancock II Strategic Income Opportunities Fund	113,327		1,155,940
PIMCO GNMA Fund	355,224		4,266,239
Prudential Total Return Bond Fund	455,548		6,477,895
Putnam Income Fund	1,258,425		8,670,549
TCW Emerging Markets Income Fund	152,194		1,208,419

Total Registered Investment Companies	(Cost $43,352,385)		42,377,957

Money Market Registered Investment Companies - 0.8%

The Flex-funds Money Market Fund - Institutional Class, 0.17%*	340,059		340,059

Total Money Market Registered Investment Companies	(Cost $340,059)		340,059

Total Investments - 100.3%	(Cost $43,692,444	)(b)	42,718,016

Liabilities less Other Assets - (0.3%)			(127,641)

Total Net Assets - 100.0%			42,590,375

Trustee Deferred Compensation**

The Flex-funds Aggressive Growth Fund	47		317
The Flex-funds Defensive Balanced Fund	23		202
The Flex-funds Dynamic Growth Fund	17		118
The Flex-funds Muirfield Fund	44		212
The Flex-funds Quantex Fund	14		271
The Flex-funds Utilities & Infrastructure Fund	5		107

Total Trustee Deferred Compensation	(Cost $1,294)		1,227

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments***
Level 1 - Quoted Prices	$42,718,016	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$42,718,016	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Represents cost for financial reporting purposes and income tax purposes. Net unrealized appreciation (depreciation) of securities is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(974,428)
Net unrealized appreciation (depreciation)	$(974,428)

*	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2011.

**	Assets of affiliates to The Total Return Bond Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

***
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Schedule of Investments
September 30, 2011 (unaudited)

The Money Market Fund

Security Description	Coupon/Yield	Maturity	Principal Amount ($) or Shares	Fair Value ($)(a)

Bank Obligations - 2.8%

Bank of Internet Demand Deposit Account	0.50%*	10/03/11	249,000	249,000
Brand Banking Company Demand Deposit Account	0.20%*	10/03/11	249,000	249,000
Columbus First Bank Demand Deposit Account	0.55%*	10/03/11	249,344	249,344
Commerce National Bank Demand Deposit Account	0.35%*	10/03/11	250,190	250,190
EverBank Money Market Account	0.76%*	10/03/11	250,259	250,259
Excel Bank Demand Deposit Account	0.55%*	10/03/11	249,887	249,887
First National Bank of Sonora Demand Deposit Account	0.50%*	10/03/11	249,000	249,000
Hillcrest Bank Demand Deposit Account	0.65%*	10/03/11	249,624	249,624
Huntington National Bank Conservative Deposit Account	0.15%*	10/03/11	250,000	250,000
Nationwide Bank Deposit Account	0.70%*	10/03/11	249,946	249,946
Synovus Bank of North Georgia Demand Deposit Account	0.35%*	10/03/11	249,000	249,000
TD Bank Demand Deposit Account	0.30%*	10/03/11	249,994	249,994
United Community Bank Demand Deposit Account	0.25%*	10/03/11	249,000	249,000

Total Bank Obligations			(Cost $3,244,244)	3,244,244

Certificates of Deposit - 2.6%

Banco Popular de PR ****	0.70%	10/13/11	241,000	241,000
Community Mutual Savings ****	0.70%	10/13/11	241,000	241,000
Cross Keys Bank ****	0.70%	10/13/11	241,000	241,000
Greenville Federal Bank ****	0.70%	10/13/11	189,611	189,611
Happy State Bank ****	0.70%	10/13/11	146,155	146,155
Mechanics and Farmers ****	0.70%	10/13/11	241,000	241,000
Missouri Bank and Trust ****	0.70%	10/13/11	23,723	23,723
Northfield Bank ****	0.70%	10/13/11	241,000	241,000
Rockland Trust Co. ****	0.70%	10/13/11	241,000	241,000
Sovereign Bank ****	0.70%	10/13/11	241,000	241,000
State Bank Countryside ****	0.70%	10/13/11	241,000	241,000
TriState Capital Bank ****	0.70%	10/13/11	241,000	241,000
Valley Bank ****	0.70%	10/13/11	241,000	241,000
Waterford Bank, NA ****	0.70%	10/13/11	241,000	241,000

Total Certificates of Deposit			(Cost $3,010,489)	3,010,489

Commercial Paper - 10.8%

Credit Suisse Federal Bank New York	0.14%	10/13/11	1,265,000	1,264,940
Nordea North America	0.18%	10/12/11	700,000	699,961
Nordea North America	0.21%	10/24/11	1,000,000	999,866
Rabobank USA Finance Corp.	0.17%	10/14/11	2,000,000	1,999,878
Rabobank USA Finance Corp.	0.23%	11/14/11	1,000,000	999,720
Rabobank USA Finance Corp.	0.37%	01/20/12	750,000	749,148
Societe Generale	0.27%	10/27/11	1,010,000	1,009,882
Toyota Motor Credit	0.26%	10/11/11	1,000,000	999,929
Toyota Motor Credit	0.34%	12/05/11	1,000,000	999,388
Toyota Motor Credit	0.37%	02/27/12	1,000,000	998,489
Toyota Motor Credit	0.45%	04/12/12	1,000,000	997,600
Toyota Motor Credit	0.61%	05/01/12	1,000,000	996,425

Total Commercial Paper			(Cost $12,715,226)	12,715,226

Corporate Obligations - 28.2%

Bath Technologies ***	0.30%*	10/06/11	795,000	795,000
Cascade Plaza Project ***	0.26%*	10/06/11	6,479,000	6,479,000
Caterpillar Financial Power Investment Floating Rate Demand Note	0.60%**	10/03/11	9,722,567	9,722,567
Credit Suisse Yankee CD	0.32%*	10/22/11	1,600,000	1,600,045
General Electric Interest Plus Variable Rate Demand Note	0.85%*	10/03/11	9,197,790	9,197,790
Martin Wheel Co, Inc. ***	2.99%*	10/06/11	1,700,000	1,700,000
Royal Bank of Canada Yankee CD	0.34%*	10/27/11	1,000,000	1,000,226
Seariver Maritime	0.32%*	10/03/11	600,000	600,000
Springside Corp. Exchange Partners LLC ***	0.26%*	10/06/11	2,000,000	2,000,000
U.S. Bancorp	1.80%	05/15/12	158,000	159,240

Total Corporate Obligations			(Cost $33,253,868)	33,253,868

U.S. Government Agency Obligations - 32.6%

Fannie Mae	0.31%**	12/13/11	4,000,000	4,004,404
Federal Farm Credit	0.20%**	10/06/11	2,000,000	2,000,000
Federal Farm Credit	0.12%**	10/27/11	2,000,000	2,000,000
Federal Farm Credit	0.50%**	11/02/11	3,500,000	3,505,819
Federal Farm Credit	0.17%**	11/17/11	1,000,000	1,000,000
Federal Farm Credit	0.20%**	12/04/11	5,000,000	5,000,305
Federal Farm Credit	0.21%**	12/07/11	1,700,000	1,700,079
Federal Farm Credit	0.95%	03/05/12	25,000	25,058
Federal Farm Credit	4.55%	08/10/12	35,000	36,219
Federal Home Loan Bank	0.13%**	10/18/11	4,000,000	3,999,515
Federal Home Loan Bank	0.23%**	11/28/11	5,000,000	5,002,654
Federal Home Loan Bank	0.29%**	12/16/11	2,000,000	2,000,367
Federal Home Loan Bank	0.35%	07/17/12	2,000,000	2,000,000
Federal Home Loan Bank	0.35%	07/20/12	1,000,000	1,000,000
Federal Home Loan Bank	0.38%	07/27/12	2,000,000	2,000,000
Federal Home Loan Bank	0.33%	08/08/12	2,000,000	2,000,000
Federal Home Loan Bank	0.35%	09/12/12	1,000,000	1,000,000

Total U.S. Government Agency Obligations			(Cost $38,274,420)	38,274,420

Money Market Registered Investment Companies - 22.9%

Federated Prime Value Obligations Fund, 0.17% #	12,726,247		12,726,247
Federated Treasury Obligations Fund, 0.01% #	1,554		1,554
Fidelity Institutional Money Market Portfolio, 0.16% #	14,179,144		14,179,144

Total Money Market Registered Investment Companies	(Cost $26,906,945)		26,906,945

Total Investments - 99.9%	(Cost $117,405,192	)(b)	117,405,192

Other Assets less Liabilities - 0.1%			69,778

Total Net Assets - 100.0%			117,474,970

Trustee Deferred Compensation*****

The Flex-funds Aggressive Growth Fund	605		4,078
The Flex-funds Defensive Balanced Fund	314		2,760
The Flex-funds Dynamic Growth Fund	190		1,324
The Flex-funds Muirfield Fund	1,326		6,391
The Flex-funds Quantex Fund	947		18,306
The Flex-funds Utilities & Infrastructure Fund	68		1,457

Total Trustee Deferred Compensation	(Cost $33,958)		34,316

(a)
Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2011 in valuing the Fund's assets carried at fair value:
Valuation Inputs	Investments in Securities	Other Financial Instruments******
Level 1 - Quoted Prices	$26,906,945	$—
Level 2 - Other Significant Observable Inputs	90,498,247	—
Level 3 - Significant Unobservable Inputs	—	—
Total	$117,405,192	$—

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(b)	Cost for federal income tax and financial reporting purposes are the same.

#	7-day yield as of September 30, 2011.

*
Variable rate security.  Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks.  The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices.  The rate shown represents the rate in effect at September 30, 2011. The maturity date shown reflects the earlier of the next demand date or stated maturity date.

**	Floating rate security. The rate shown represents the rate in effect at September 30, 2011.

***
Represents a restricted security purchased under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. Security is restricted as to resale to institutional investors, but has been deemed liquid in accordance with guidelines approved by the Board of Trustees.  Bath Technologies was acquired on 10/18/1999.  Cascade Plaza Project was acquired on 2/28/2002.  Martin Wheel Co., Inc. was acquired on 1/26/2001.  Springside Corp. Exchange Partners LLC was acquired on 2/5/2004.  As of September 30, 2011, securities restricted as to resale to institutional investors represented 9.3% of Total Investments.  The fair value noted approximates amortized cost.

****
Illiquid security.  The sale or disposition of such security would not be possible in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security.  As of September 30, 2011, illiquid securities represented 2.6% of Total Investments.

*****	Assets of affiliates to The Money Market Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

******
Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Item 2.  Controls and Procedures.

(a) Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant's disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant's disclosure controls and procedures allow timely preparation and review of the information for the registrant's Form N-Q and the officer certifications of such Form N-Q.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits.

(a) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR270.30a-2(a)).  Filed herewith as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Flex-funds

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Bruce E. McKibben
Bruce E. McKibben, Treasurer

Date:	November 23, 2011

By:	/s/ Robert S. Meeder, Jr.
Robert S. Meeder, Jr., President

Date:	November 23, 2011